Shareholders' equity - Dividends (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Shareholders' equity
Dividends declared	$ 44.6	$ 42.5	$ 87.9	$ 81.9
Dividend declared per share	$ 0.24	$ 0.23	$ 0.47	$ 0.45
Cash dividends paid	$ 35.0	$ 32.1	$ 70.6	$ 62.2
Share dividends paid - DRIP	$ 9.6	$ 10.4	$ 17.3	$ 19.7